1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

May 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:       Ramius Archview Event Credit Fund

Ladies and Gentlemen:

On behalf of Ramius Archview Event Credit Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended, with an exhibit. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing. Registration fees in the amount of $116.20 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 212-698-3525.

Very truly yours,

/s/ Richard Horowitz

Richard Horowitz